AMG TimesSquare Global Small Cap Fund
Schedule of Portfolio Investments (unaudited)
September 30, 2022
	Shares	Value
Common Stocks - 95.1%
Communication Services - 3.4%
Auto Trader Group PLC (United Kingdom)[1]	2,300	$13,044
Future PLC (United Kingdom)	700	10,120
Internet Initiative Japan, Inc. (Japan)	1,800	27,551
Nordic Entertainment Group AB, Class B (Sweden)*	500	9,713

Total Communication Services		60,428
Consumer Discretionary - 12.7%
Brunswick Corp. (United States)	400	26,180
CIE Automotive, S.A. (Spain)	800	16,565
Dalata Hotel Group PLC (Ireland)*	3,700	10,227
Floor & Decor Holdings, Inc., Class A (United States)*,2	300	21,078
Games Workshop Group PLC (United Kingdom)	200	12,789
Hilton Grand Vacations, Inc. (United States)*	800	26,312
K Car Co., Ltd. (South Korea)	800	7,571
momo.com, Inc. (Taiwan)	708	11,815
National Vision Holdings, Inc. (United States)*,2	700	22,855
Planet Fitness, Inc., Class A (United States)*	400	23,064
Spin Master Corp. (Canada)[1]	500	15,047
Topgolf Callaway Brands Corp. (United States)*	1,200	23,112
Visteon Corp. (United States)*	100	10,606

Total Consumer Discretionary		227,221
Consumer Staples - 7.0%
Kobe Bussan Co., Ltd. (Japan)	1,700	40,897
Performance Food Group Co. (United States)*	600	25,770
Sugi Holdings Co., Ltd. (Japan)	150	6,024
Tate & Lyle PLC (United Kingdom)	3,400	25,636
Viscofan, S.A. (Spain)	500	27,333

Total Consumer Staples		125,660
Energy - 2.0%
Gaztransport Et Technigaz, S.A. (France)	200	22,053
TGS ASA (Norway)	1,100	13,444

Total Energy		35,497
Financials - 16.6%
FinecoBank Banca Fineco S.P.A. (Italy)	1,700	20,996
Focus Financial Partners, Inc., Class A (United States)*	700	22,057
Nordnet AB publ (Sweden)	1,300	14,720
Patria Investments, Ltd., Class A (Cayman Islands)	1,100	14,355
PJT Partners, Inc., Class A (United States)	700	46,774
RenaissanceRe Holdings, Ltd. (Bermuda)	300	42,117
	Shares	Value

Silvergate Capital Corp., Class A (United States)*	200	$15,070
St James's Place PLC (United Kingdom)	1,000	11,388
Steadfast Group, Ltd. (Australia)	12,400	36,871
Topdanmark AS (Denmark)	800	37,477
Zenkoku Hosho Co., Ltd. (Japan)	1,100	36,586

Total Financials		298,411
Health Care - 7.9%
ALK-Abello A/S (Denmark)*	1,000	15,760
Amplifon S.P.A. (Italy)	300	7,816
As One Corp. (Japan)	200	8,260
Ascendis Pharma A/S, ADR (Denmark)*	150	15,489
Charles River Laboratories International, Inc. (United States)*	50	9,840
Chemed Corp. (United States)	100	43,656
Encompass Health Corp. (United States)	500	22,615
Siegfried Holding AG (Switzerland)	25	18,484

Total Health Care		141,920
Industrials - 26.5%
Arcadis, N.V. (Netherlands)	400	13,019
The AZEK Co., Inc. (United States)*	800	13,296
Befesa, S.A. (Luxembourg)[1]	200	6,069
Bodycote PLC (United Kingdom)	2,000	10,388
Booz Allen Hamilton Holding Corp. (United States)	150	13,853
Casella Waste Systems, Inc., Class A (United States)*	375	28,646
Diploma PLC (United Kingdom)	500	12,848
Downer EDI, Ltd. (Australia)	6,600	19,305
EMCOR Group, Inc. (United States)	300	34,644
First Advantage Corp. (United States)*	1,700	21,811
Fuji Corp. (Japan)	900	11,778
Hexcel Corp. (United States)	300	15,516
HomeServe PLC (United Kingdom)	1,600	21,081
Interpump Group S.P.A. (Italy)	200	6,468
IPH, Ltd. (Australia)	6,000	36,509
KION Group AG (Germany)	666	12,755
Nabtesco Corp. (Japan)	600	12,274
Nexans, S.A. (France)	500	44,509
Regal Rexnord Corp. (United States)	250	35,090
Rotork PLC (United Kingdom)	5,800	15,052
RS Group PLC (United Kingdom)	1,300	13,877
RWS Holdings PLC (United Kingdom)	2,400	8,575
Saab AB, Class B (Sweden)	800	24,926
Valmet OYJ (Finland)[2]	600	12,130

AMG TimesSquare Global Small Cap Fund
Schedule of Portfolio Investments (continued)
	Shares	Value
Industrials - 26.5% (continued)
WillScot Mobile Mini Holdings Corp. (United States)*	400	$16,132
Zurn Water Solutions Corp. (United States)	600	14,700

Total Industrials		475,251
Information Technology - 14.9%
Accton Technology Corp. (Taiwan)	1,700	14,500
Chinasoft International, Ltd. (China)	20,200	12,339
Copperleaf Technologies, Inc. (Canada)*	500	2,273
CyberArk Software, Ltd. (Israel)*	250	37,485
Fortnox AB (Sweden)	2,000	7,687
Jack Henry & Associates, Inc. (United States)	150	27,340
Keywords Studios PLC (Ireland)	600	15,306
Littelfuse, Inc. (United States)	50	9,934
MACOM Technology Solutions Holdings, Inc. (United States)*	400	20,716
MKS Instruments, Inc. (United States)	125	10,330
Nice, Ltd., Sponsored ADR (Israel)*	150	28,236
Simplex Holdings, Inc. (Japan)*	1,200	15,378
Spirent Communications PLC (United Kingdom)	7,000	20,362
TOTVS, S.A. (Brazil)	4,583	25,054
WNS Holdings, Ltd., ADR (India)*	250	20,460

Total Information Technology		267,400
	Shares	Value
Materials - 2.5%
Asahi Holdings, Inc. (Japan)	800	$11,236
Huhtamaki Oyj (Finland)[2]	700	22,262
Verallia, S.A. (France)[1]	500	11,241

Total Materials		44,739
Real Estate - 0.9%
Kennedy-Wilson Holdings, Inc. (United States)	1,000	15,460
Utilities - 0.7%
Nippon Gas Co., Ltd. (Japan)	900	12,818

Total Common Stocks (Cost $1,980,971)		1,704,805
Short-Term Investments - 6.3%
Other Investment Companies - 6.3%
Dreyfus Government Cash Management Fund, Institutional Shares, 2.75%[3]	75,226	75,226
JPMorgan U.S. Government Money Market Fund, IM Shares, 2.75%[3]	38,681	38,681

Total Short-Term Investments (Cost $113,907)		113,907
Total Investments - 101.4% (Cost $2,094,878)		1,818,712
Other Assets, less Liabilities - (1.4)%		(25,826)
Net Assets - 100.0%		$1,792,886

*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2022, the value of these securities amounted to $45,401 or 2.5% of net assets.
[2]	Some of these securities, amounting to $69,287 or 3.9% of net assets, were out on loan to various borrowers and are collateralized by various U.S. Treasury Obligations. See below for more information.
[3]	Yield shown represents the September 30, 2022, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

ADR	American Depositary Receipt

AMG TimesSquare Global Small Cap Fund
Schedule of Portfolio Investments (continued)
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of September 30, 2022:
	Level 1	Level 2[1]	Level 3	Total
Investments in Securities
Common Stocks
Industrials	$212,651	$262,600	—	$475,251
Financials	177,850	120,561	—	298,411
Information Technology	181,828	85,572	—	267,400
Consumer Discretionary	168,254	58,967	—	227,221
Health Care	91,600	50,320	—	141,920
Consumer Staples	25,770	99,890	—	125,660
Communication Services	—	60,428	—	60,428
Materials	—	44,739	—	44,739
Energy	—	35,497	—	35,497
Real Estate	15,460	—	—	15,460
Utilities	—	12,818	—	12,818
Short-Term Investments
Other Investment Companies	113,907	—	—	113,907
Total Investment in Securities	$987,320	$831,392	—	$1,818,712

[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.
For the period ended September 30, 2022, there were no transfers in or out of Level 3.

AMG TimesSquare Global Small Cap Fund
Schedule of Portfolio Investments (continued)
The country allocation in the Schedule of Portfolio Investments at September 30, 2022, was as follows:
Country	% of Long-Term Investments
Australia	5.4
Bermuda	2.5
Brazil	1.5
Canada	1.0
Cayman Islands	0.8
China	0.7
Denmark	4.0
Finland	2.0
France	4.6
Germany	0.7
India	1.2
Ireland	1.5
Israel	3.9
Italy	2.1
Japan	10.7
Luxembourg	0.4
Netherlands	0.8
Norway	0.8
South Korea	0.4
Spain	2.6
Sweden	3.3
Switzerland	1.1
Taiwan	1.5
United Kingdom	10.3
United States	36.2
100.0
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at September 30, 2022, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$69,287	—	$72,406	$72,406
The following table summarizes the securities received as collateral for securities lending at September 30, 2022:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.000%-5.250%	10/20/22-05/15/51
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.